AAM/Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.8%
	COMMUNICATIONS — 3.5%
597,355	Comcast Corp., Class A	$27,633,642
585,589	Verizon Communications, Inc.	34,836,690
		62,470,332
	CONSUMER DISCRETIONARY — 9.4%
276,979	Home Depot, Inc.	76,919,838
196,963	McDonald's Corp.	43,231,409
537,567	Starbucks Corp.	46,187,757
		166,339,004
	CONSUMER STAPLES — 8.3%
326,467	Coca-Cola Co.	16,117,676
879,222	Mondelez International, Inc., Class A	50,511,304
420,216	PepsiCo, Inc.	58,241,937
156,031	Procter & Gamble Co.	21,686,749
		146,557,666
	ENERGY — 2.4%
393,360	Chevron Corp.	28,321,920
193,472	Phillips 66	10,029,589
86,164	Valero Energy Corp.	3,732,624
		42,084,133
	FINANCIALS — 13.2%
85,757	BlackRock, Inc.	48,328,358
564,042	JPMorgan Chase & Co.	54,300,323
347,799	Marsh & McLennan Cos., Inc.	39,892,545
247,324	PNC Financial Services Group, Inc.	27,183,381
1,138,715	Truist Financial Corp.	43,328,106
577,212	U.S. Bancorp	20,693,050
		233,725,763
	HEALTH CARE — 14.5%
366,139	Abbott Laboratories	39,846,907
432,706	AbbVie, Inc.	37,900,719
85,321	Amgen, Inc.	21,685,185
211,173	Eli Lilly & Co.	31,257,827
205,712	Johnson & Johnson	30,626,403
367,303	Medtronic PLC[1]	38,170,128
692,150	Merck & Co., Inc.	57,413,842
		256,901,011
	INDUSTRIALS — 8.6%
179,685	Eaton Corp. PLC[1]	18,333,260
268,552	Honeywell International, Inc.	44,206,345
158,466	Illinois Tool Works, Inc.	30,617,216

AAM/Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
157,765	Lockheed Martin Corp.	$60,468,169
		153,624,990
	MATERIALS — 4.0%
218,231	Air Products & Chemicals, Inc.	65,002,286
92,031	LyondellBasell Industries NV, Class A1	6,487,265
		71,489,551
	REAL ESTATE — 6.0%
356,010	Crown Castle International Corp. - REIT	59,275,665
312,295	Prologis, Inc. - REIT	31,423,123
267,052	Realty Income Corp. - REIT	16,223,409
		106,922,197
	TECHNOLOGY — 18.6%
257,705	Automatic Data Processing, Inc.	35,947,270
129,194	Broadcom, Inc.	47,067,958
1,222,113	Cisco Systems, Inc.	48,139,031
311,008	Microsoft Corp.	65,414,313
493,814	Paychex, Inc.	39,391,543
197,405	QUALCOMM, Inc.	23,230,620
497,434	Texas Instruments, Inc.	71,028,601
		330,219,336
	UTILITIES — 9.3%
87,935	Eversource Energy	7,346,969
315,780	NextEra Energy, Inc.	87,647,897
273,327	Sempra Energy	32,350,984
398,400	WEC Energy Group, Inc.	38,604,960
		165,950,810
	TOTAL COMMON STOCKS
	(Cost $1,465,800,985)	1,736,284,793
	SHORT-TERM INVESTMENTS — 2.2%
39,906,146	Federated Treasury Obligations Fund - Institutional Class 0.01%[2]	39,906,146
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $39,906,146)	39,906,146
	TOTAL INVESTMENTS — 100.0%
	(Cost $1,505,707,131)	1,776,190,939
	Liabilities in Excess of Other Assets — 0.0%	(275,528)
	TOTAL NET ASSETS — 100.0%	$1,775,915,411

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

[1]Foreign security denominated in U.S. Dollars.
[2]The rate is the annualized seven-day yield at period end.